                   As filed with the Securities and Exchange
                     Commission on September 28,1998
                                    ---------

                                                                     333-36297
                                                                     811-08377

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-3

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
                                                                   ---

                       Pre-Effective Amendment No.
                                                  -----


                       Post-Effective Amendment No.   1
                                                   --- ---

                                    and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X
                                                                      ---

                                 Amendment No. 6


                           PFL ENDEAVOR TARGET ACCOUNT
                           ---------------------------
                           (Exact Name of Registrant)
                           PFL Life Insurance Company
                           --------------------------
                           (Name of Insurance Company)
                            4333 Edgewood Road, N.E.
                          Cedar Rapids, Iowa 52499-0001
                                  800-525-6205

Name and Address of Agent for Service:     Copy to:
Frank A. Camp, Esquire                     Frederick R. Bellamy, Esq.
PFL Life Insurance Company                 Sutherland, Asbill & Brennan LLP
4333 Edgewood Road, N.E.                   1275 Pennsylvania Avenue, N.W.
Cedar Rapids, Iowa 52499                   Washington, D.C.  20004-2404


Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after effectiveness of the Registration Statement.




It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b) of Rule 485
-------

        on May 1, 1998 pursuant to paragraph (b) of Rule 485
-------

        60 days after filing pursuant to paragraph (a) (i) of Rule 485
-------

        on       pursuant to paragraph (a) (i) of Rule 485
-------   -------

   X    75 days after filing pursuant to paragraph (a) (ii)
-------

        on       pursuant to paragraph (a) (ii) of Rule 485
-------   -------

If appropriate, check the following box:
        [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                             Pursuant to Rule 495

                   Showing Location in Part A (Prospectus),
            Part B (Statement of Additional Information) and Part C
          of Registration Statement Information Required by Form N-3

                                    PART A
                                    ------
Item of Form N-3                                            Prospectus Caption
----------------                                            ----------------------------------------

1.    Cover Page......................................      Cover Page

2.    Table of Contents...............................      Table of Contents

3.    Definitions.....................................      Definitions

4.    Synopsis........................................      Summary of the Policy; Fee Table;
                                                            Historical Performance Data of the
                                                            Mutual Fund Account; Performance
                                                            Information

5.    Condensed Financial Information.................      Condensed Financial Information;
                                                            Financial Statements

6.    General Description of Registrant and
      Depositor

      (a)  Depositor..................................      PFL Life Insurance Company

      (b)  Registrant.................................      The Endeavor Account - The Target
                                                            Account; The Target Account - General

      (c)  Voting Rights..............................      Voting Rights

7.    Management......................................      The Endeavor Accounts; The Target
                                                            Account - General

8.    Deductions and Expenses

      (a)  General....................................      Charges and Deductions; The Target
                                                            Account - General

      (b)  Sales Load %...............................      N/A

      (c)  Special Purchase Plan......................      N/A

      (d)  Commissions................................      Distributor of the Policies

      (e)  Expenses - Registrant......................      N/A



      (f)  Subaccount Expenses........................      Other Expenses Including Investment
                                                            Advisory Fees; The Target Account -
                                                            General

      (g)  Organizational Expenses....................      N/A

9.    General Description of Variable Annuity
      Policies

      (a)  Persons with Rights........................      The Policy; Election of Payment Option;
                                                            Annuity Payment Options; Annuity
                                                            Commencement Date; Voting Rights

      (b)  (i)   Allocation of Premium Payments.......      Allocation of Premium Payments

           (ii)  Transfers............................      Transfers

           (iii) Exchanges............................      N/A

      (c)  Changes....................................      The Mutual Fund Account; Election of
                                                            Payment Option; Annuity
                                                            Commencement Date; Death of
                                                            Annuitant/Owner Prior to Annuity
                                                            Commencement Date; Beneficiary;
                                                            Amendments; The Target Account -
                                                            General

      (d)  Inquiries..................................      Summary of the Policy

10.   Annuity Period..................................      Annuity Payment Options

11.   Death Benefit...................................      Death of Annuitant/Owner Prior to
                                                            Annuity Commencement Date

12.   Purchase and Policy Value

      (a)  Purchases..................................      Policy Application and Issuance of
                                                            Policies - Premium Payments

      (b)  Valuation..................................      Policy Value; The Mutual Fund Account
                                                            Value; The Target Account Value

      (c)  Daily Calculation..........................      The Mutual Fund Account Value; The
                                                            Target Account Value

      (d)  Underwriter................................      Distributor of the Policies


13.   Redemptions

      (a)   By Owners.................................      Surrenders

            By Annuitant..............................      N/A

      (b)   Texas ORP.................................      Restrictions Under the Texas Optional
                                                            Retirement Program

      (c)   Check Delay...............................      Payment Not Honored by Bank

      (d)   Lapse.....................................      N/A

      (e)   Free Look.................................      Summary of the Policy

14.   Taxes ..........................................      Certain Federal Income Tax
                                                            Consequences

15.   Legal Proceedings...............................      Legal Proceedings

16.   Table of Contents for the Statement
            of Additional Information.................      Table of Contents for the Statement of
                                                            Additional Information

                                    PART B
                                    ------

Item of Form N-3                                             Statement of Additional
----------------                                             Information Caption
                                                             ---------------------------------------
17.   Cover Page.......................................      Cover Page

18.   Table of Contents................................      Table of Contents

19.   General Information and History..................      (Prospectus) PFL Life Insurance
                                                             Company

20.   Investment Objectives and Policies...............      What is the Investment Strategy;
                                                             Investment Restrictions

21.   Management.......................................      Management

22.   Investment Advisory and Other Services

      (a)   Investment Advisory Services...............      The Investment Advisory Services

      (b)   Fees and Expenses of the Registrant........      N/A

      (c)   Management Policies........................      The Manager



      (d)   Custodian..................................      Transfer Agent and Custodian; Custody
                                                             of Assets

            Independent Auditors.......................      Independent Auditors

      (e)   Assets of Registrant.......................      Custody of Assets

      (f)   Affiliated Person..........................      N/A

      (g)   Principal Underwriter......................      Distribution of Policies

23.   Brokerage Allocations............................      Brokerage Allocation

24.   Purchase and Pricing of Securities

      Being Offered....................................      Distribution of the Policies

      Offering Sales Load..............................      N/A

25.   Underwriters.....................................      Distribution of the Policies; (Prospectus)
                                                             Distributor of the Policies

26.   Calculation of Performance Data..................      Historical Performance Data

27.   Annuity Payments.................................      (Prospectus) Election of Payment
                                                             Option; (Prospectus) Annuity Payment
                                                             Options

28.   Federal Tax Matters..............................      Federal Tax Matters

29.   Financial Statements.............................      Financial Statements

                          PART C - OTHER INFORMATION
                          --------------------------

Item of Form N-3                                             Part C Caption
----------------                                             ---------------------------------------

30.   Financial Statements and Other Exhibits..........      Financial Statements and Exhibits

      (a)   Financial Statements.......................      Financial Statements

      (b)   Exhibits...................................      Exhibits

31.   Directors and Officers of the
            Insurance Company..........................      Directors and Officers of the Insurance
                                                             Company; Business and Other
                                                             Connections of Investment Advisor

32.   Persons Controlled by or Under Common
            Control with the Insurance Company
            or Registrant..............................      Persons Controlled by or Under
                                                             Common Control with the Insurance
                                                             Company or Registrant

33.   Number of Policyowners...........................      Number of Contract Owners

34.   Indemnification..................................      Indemnification

35.   Business and Other Connection of
            Investment Advisor.........................      Directors and Officers of the Insurance
                                                             Company; Business and Other
                                                             Connections of the Investment Advisor

36.   Principal Underwriters...........................      Principal Underwriters

37.   Location of Accounts and Records.................      Locations of Accounts and Records

38.   Management Services..............................      Management Services

39.   Undertakings.....................................      Undertakings

40.   Signatures.......................................      Signatures


                    THE ENDEAVOR PLATINUM VARIABLE ANNUITY

                                   ISSUED BY

                           PFL LIFE INSURANCE COMPANY

                      Supplement Dated _____________, 1998
                                     To The
                          Prospectus Dated May 1, 1998


     An optional rider for the Family Income Protector benefit has been added to The Endeavor Platinum Variable Annuity. The rights and benefits under the Family Income Protector are summarized below; however, the description of the Family Income Protector contained in this prospectus supplement is qualified in its entirety by reference to the Family Income Protector rider itself, a copy of which is available upon request from PFL.

     All capitalized terms used, which are not defined in this supplement, shall have the same meanings as the same terms used in the accompanying prospectus.

     The Family Income Protector may not be available in all states at the date of this supplement. Please contact PFL at (800) 525-6205 for additional information regarding the availability of the Family Income Protector in your state.

                                _______________

FAMILY INCOME PROTECTOR

     You may elect to purchase this benefit, which guarantees the total amount you will have to apply to a Family Income Protector payment option and which guarantees the amounts of those payments once you begin to receive them. The Family Income Protector assures you of a minimum level of income in the future by guaranteeing a Minimum Annuitization Value (discussed below) after 10 years, based on the Policy Value at the date the rider is issued (adjusted for any withdrawals and applicable taxes and charges), increased by a guaranteed annual growth rate. By electing the Family Income Protector, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

     You may elect to purchase the Family Income Protector at the time you purchase the Policy or on subsequent Policy Anniversaries. You cannot begin to obtain payments under the Family Income Protector until the tenth Policy Anniversary after it is added to your Policy.

     THE FAMILY INCOME PROTECTOR DOES NOT ESTABLISH OR GUARANTEE POLICY VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of the Policy Value at otherwise applicable annuity factors. Therefore, the Family Income Protector should be regarded as a safety net. As described herein under "MIMIMUM ANNUITIZATION VALUE," withdrawals will reduce the Minimum Annuitization Value, and may reduce the Minimum Annuitization Value on a basis greater than dollar-for-dollar.

                 THIS PROSPECTUS SUPPLEMENT MUST BE ACCOMPANIED
                             BY THE PROSPECTUS FOR
            THE ENDEAVOR PLATINUM VARIABLE ANNUITY DATED MAY 1, 1998

     Illustrated below are the Family Income Protector guaranteed minimum monthly payment amounts per $100,000 of initial payment, for a male annuitant and a female joint annuitant, both age 60 (at the date the rider is issued), on rider anniversaries as indicated below, assuming no subsequent payments, withdrawals or premium taxes and assuming there was no upgrade of the Minimum Annuitization Value. PFL will, upon request, provide illustrations of the Family Income Protector guaranteed minimum payment for an annuitant based on other assumptions.

------------------------------------------------------------------------------------------------------------
Rider Anniversary at    Life Annuity with no Period    Life Annuity with no Period    Joint & Survivor Life
   Election Date               Certain (Male)                Certain (Female)         Annuity with no Period
                                                                                             Certain
------------------------------------------------------------------------------------------------------------
       10                          $1135                          $ 976                       $ 854
------------------------------------------------------------------------------------------------------------
       15                           1833                           1562                        1332
------------------------------------------------------------------------------------------------------------
       20                           3049                           2597                        2145
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Rider Anniversary at     Life Annuity with 10 Year      Life Annuity with 10 Year      Joint & Survivor Life
   Election Date           Period Certain (Male)         Period Certain (Female)       Annuity with 10 Year
                                                                                         Period Certain
------------------------------------------------------------------------------------------------------------
       10                           $1067                          $ 949                       $ 852
------------------------------------------------------------------------------------------------------------
       15                            1634                           1469                        1318
------------------------------------------------------------------------------------------------------------
       20                            2479                           2286                        2078
------------------------------------------------------------------------------------------------------------


     Because the annuity payment options provided for in the Policy are based on the Policy Value at the time you start receiving annuity payments, the amount of those annuity payments may exceed the payments provided by the Family Income Protector. Accordingly, you may elect to receive annuity payments from either the Policy using the Policy Value or the Family Income Protector using the Minimum Annuitization Value.

     MIMIMUM ANNUITIZATION VALUE. On the rider date, the Minimum Annuitization Value is the Policy Value. Thereafter, the Minimum Annuitization Value will be the Policy Value on the date the rider is issued, plus any additional payments, minus an adjustment for any withdrawals made after the date the rider is issued, accumulated at the annual growth rate written on page one of the Family Income Protector rider minus any premium taxes. The annual growth rate is currently 6% per year; PFL may, at its discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the Family Income Protector rider is added to your Policy, the annual growth rate will not vary during the life of that Family Income Protector rider.

     Withdrawals will affect the Minimum Annuitization Value as follows: Each Policy Year, withdrawals up to the limit of the total free amount (the Minimum Annuitization Value on the last Policy Anniversary multiplied by the annual growth rate) reduce the Minimum Annuitization Value on a dollar-for-dollar basis. Withdrawals over this free amount will reduce the Minimum Annuitization Value on a pro rata basis by an amount equal to the Minimum Annuitization Value immediately prior to the excess withdrawal multiplied by the percentage reduction in the Policy Value resulting from the excess withdrawal. The free amount will always be a relatively small fraction of the Minimum Annuitization Value.

     The Minimum Annuitization Value may only be used to annuitize using the Family Income Protector payment options (discussed below) and may not be used with any of the annuitization options shown in the Policy.

     The Minimum Annuitization Value is used solely for purposes of calculating the Family Income Protector payment and does not establish or guarantee a Policy Value or guarantee performance of any investment option.


     MINIMUM ANNUITIZATION VALUE UPGRADE. Within 30 days after a Policy Anniversary, you may elect to upgrade the Minimum Annuitization Value to the Policy Value on that anniversary if the Policy Value is greater than the Minimum Annuitization Value. The last date to elect to upgrade the Minimum Annuitization Value is the Policy Anniversary immediately before your 85th birthday. The laws of some states may require an earlier date. For your convenience, the last date to upgrade will be set forth on page one of the Family Income Protector rider.

     Upon upgrading, the current Family Income Protector rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees. The benefits and fees under the new rider may differ from your benefits and fees prior to upgrading (the benefits and fees that may change include the annual growth rate, the Family Income Protector rider fee, the fee waiver threshold, the stabilized payment fee, and the waiting period before the Famiy Income Protector can be exercised).

     CONDITIONS OF EXERCISE OF THE FAMILY INCOME PROTECTOR. The Family Income Protector may only be exercised within the 30 days immediately following the tenth or later Policy Anniversary after the Family Income Protector is elected or, in the case of an upgrade of the Minimum Annuitization Value, the tenth or later Policy Anniversary following the upgrade; PFL may, at its discretion, change the waiting period before the Famiy Income Protector can be exercised in the future, but once the Family Income Protector rider is added to your Policy, the waiting period will not vary during the life of that Family Income Protector rider. For your convenience, the first date to exercise the Family Income Protector will be set forth on page one of the Family Income Protector rider. The Family Income Protector may not, however, be exercised after the Policy Anniversary after your 94th birthday. The laws of some states may require an earlier date. For your convenience, the last date to exercise the Family Income Protector will be set forth on page one of the Family Income Protector rider.

     If you annuitize your Policy at any time other than indicated above, the Family Income Protector cannot be exercised and, accordingly, the Family Income Protector will provide no benefits. For example, if you annuitized your Policy twelve and one-half years after you purchased the Policy and Family Income Protector rider, you would not be able to exercise the Family Income Protector and use the Minimum Annuitization Value or receive guaranteed minimum stabilized payments.

     FAMILY INCOME PROTECTOR PAYMENT OPTIONS. The amount of the first payment provided by the Family Income Protector will be determined by multiplying each $1,000 of Minimum Annuitization Value to the applicable annuity factor shown on
Schedule I of the Family Income Protector rider. The applicable annuity factor depends upon the Annuitant's (and Joint Annuitant's, if any) sex (or without regard to gender if required by law), age, and the Family Income Protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table improved to the year 2000 with projection
Scale G. Subsequent payments will be calculated as described in the Family Income Protector rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

     The Minimum Annuitization Value and applicable annuity factor may be applied to the following Family Income Protector payment options:

     Life Income -- An election may be made for "No Period Certain" or "10 Years Certain". In the event of the death of the Annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

     Joint and Full Survivor -- An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the Annuitant or Joint Annuitant is living. In the event of the death of both the Annuitant and Joint Annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

The Family Income Protector cannot be used with any other payment options.

     GUARANTEED MINIMUM STABILIZED PAYMENTS. Annuity payments under the Family Income Protector are guaranteed to never be less than the initial payment. The payments will also be "stabilized" or held constant during each Policy Year.

     During the first Policy Year following annuitization using the Family Income Protector, each stabilized payment will equal the initial payment. On each Policy Anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the subaccounts selected, and then be held constant at that amount for that Policy Year. The stabilized payment on each Policy Anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a Policy Year is greater than the stabilized payment for that Policy Year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a Policy Year is less than the stabilized payment for that Policy Year, there will be a reduction in the number of annuity units credited to the Policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your Policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

     PFL bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, PFL will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate PFL for this risk, a stabilized payment fee will be deducted (discussed below).

                            ANNUITY POLICY FEE TABLE

POLICY OWNER TRANSACTION EXPENSES                   |  SEPARATE ACCOUNT ANNUAL EXPENSES
                                                    |    (AS A PERCENTAGE OF ACCOUNT VALUE)
                                                    |
Sales Load On Purchase Payments..                 0 | Mortality and Expense Risk Fee/(3)/...  1.25%
Surrender Fees...................                 0 | Administrative Charge  ...............  0.15%
Annual Service Charge/(1)/.......    $35 Per Policy | Distribution Financing Charge.........  0.25%
Transfer Fee/(1)/................  Currently No Fee |
Family Income Protector                             | TOTAL SEPARATE ACCOUNT
  (optional)/(2)/                                   |   ANNUAL EXPENSES.....................  1.65%
      Rider Fee..................             0.30% |
      Stabilized Payment Fee.....             1.25% |

---------------------
/(1)/ The Transfer Fee, if any is imposed, applies to each Policy, regardless of how the Policy Value is allocated among the Mutual Fund Account, the Target Account and the Fixed Account. The Service Charge is $35 per year, but not greater than 2% of the Policy Value. The Service Charge applies to the Fixed Account, the Mutual Fund Account, and the Target Account and is assessed on a prorata basis relative to each Account's Policy Value as a percentage of the Policy's total Policy Value. The Service Charge is deducted on each Policy Anniversary and at the time of surrender, if surrender occurs during a Policy Year. (See "CHARGES AND DEDUCTIONS-- Administrative Charges," p. 41.) There is no fee for the first 12 transfers per year. For additional transfers, PFL may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(2)/ The annual Family Income Protector Rider Fee is currently equal to 0.30% of the Minimum Annuitization Value on the previous Policy Anniversary; PFL may at its discretion change the rate in the future, but the rate will never be greater than 0.50% per year. The Stabilized Payment Fee is only charged if you annuitize under the Family Income Protector rider, and then only after annuitization. This fee is reflected in the amount of the variable payments. The Stabilized Payment Fee is currently 1.25%; PFL may at its discretion change the rate in the future, but the rate will never be greater than 2.25% per year. Once the Family Income Protector rider is added to your Policy, neither the Rider Fee nor the Stabilized Payment Fee that is in effect at that time will change during the life of that Family Income Protector rider.

/(3)/ The Mortality and Expense Risk Fees shown (1.25%) are for the 5% Annually
      Compounding Death Benefit and the Double Enhanced Death Benefit. The corresponding fee for the Return of Premium Death Benefit is 1.10% for each Subaccount. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 38.)

The Portfolio Annual Expense section, and the footnotes thereto, of the May 1, 1998 prospectus and the June 1, 1998 prospectus supplement remain applicable.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming the optional Family Income Protector, a hypothetical 5% annual return on assets, and assuming the entire Policy Value is in the applicable Subaccount:

A = 5 % Annually Compounding Death Benefit    B = Return of Premium Death Benefit
    or the Double Enhanced Death Benefit

===================================================================================================================
                                                                                     IF THE POLICY IS ANNUITIZED AT
                                                     IF THE POLICY IS SURRENDERED    THE END OF THE APPLICABLE TIME
                                                     AT THE END OF THE APPLICABLE    PERIOD OR IF THE POLICY IS NOT
                                                             TIME PERIOD.              SURRENDERED OR ANNUITIZED.
                                                    ---------------------------------------------------------------
                                                       1      3       5       10        1      3       5       10
                                                     YEAR   YEARS   YEARS   YEARS     YEAR   YEARS   YEARS   YEARS
-------------------------------------------------------------------------------------------------------------------
Endeavor Money Market Portfolio                 A     26      82     140     301       26      82     140     301
                                              ---------------------------------------------------------------------
                                                B     25      77     132     286       25      77     132     286
-------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation Portfolio             A     29      89     152     324       29      89     152     324
                                              ---------------------------------------------------------------------
                                                B     27      84     144     310       27      84     144     310
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio     A     31      96     163     346       31      96     163     346
                                              ---------------------------------------------------------------------
                                                B     30      91     156     332       30      91     156     332
-------------------------------------------------------------------------------------------------------------------
Endeavor Value Equity Portfolio                 A     29      90     154     329       29      90     154     329
                                              ---------------------------------------------------------------------
                                                B     28      86     147     315       28      86     147     315
-------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value Portfolio               A     30      91     155     331       30      91     155     331
                                              ---------------------------------------------------------------------
                                                B     28      86     148     317       28      86     148     317
-------------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities Portfolio    A     28      88     150     320       28      88     150     320
                                              ---------------------------------------------------------------------
                                                B     27      83     142     306       27      83     142     306
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio           A     30      92     157     334       30      92     157     334
                                              ---------------------------------------------------------------------
                                                B     28      87     149     319       28      87     149     319
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Portfolio            A     30      92     158     336       30      92     158     336
                                              ---------------------------------------------------------------------
                                                B     29      88     150     321       29      88     150     321
-------------------------------------------------------------------------------------------------------------------
Endeavor Opportunity Value Portfolio            A     32      98     167     354       32      98     167     354
                                              ---------------------------------------------------------------------
                                                B     30      94     160     340       30      94     160     340
-------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index Portfolio               A     33     102     174     368       33     102     174     368
                                              ---------------------------------------------------------------------
                                                B     32      98     167     354       32      98     167     354
-------------------------------------------------------------------------------------------------------------------
Endeavor Select 50 Portfolio                    A     35     108     184     386       35     108     184     386
                                              ---------------------------------------------------------------------
                                                B     34     104     177     372       34     104     177     372
-------------------------------------------------------------------------------------------------------------------
Endeavor High Yield Portfolio                   A     33     102     174     368       33     102     174     368
                                              ---------------------------------------------------------------------
                                                B     32      98     167     354       32      98     167     354
-------------------------------------------------------------------------------------------------------------------
WRL Growth Portfolio                            A     29      90     153     327       29      90     153     327
                                              ---------------------------------------------------------------------
                                                B     28      85     146     313       28      85     146     313
-------------------------------------------------------------------------------------------------------------------
The Dow Target 10 Subaccount                    A     33     102     174     368       33     102     174     368
                                              ---------------------------------------------------------------------
                                                B     32      98     167     354       32      98     167     354
-------------------------------------------------------------------------------------------------------------------
The Dow Target 5 Subaccount                     A     33     102     174     368       33     102     174     368
                                              ---------------------------------------------------------------------
                                                B     32      98     167     354       32      98     167     354
===================================================================================================================

   The above table is intended to assist the Owner in understanding the costs and expenses that will be borne, directly or indirectly. These include the 1997 expenses of the Underlying Funds, except amounts shown for the Endeavor Select 50 Portfolio, the Endeavor High Yield Portfolio, The Dow Target 10 and The Dow Target 5 are estimates for 1998. (See "CHARGES AND DEDUCTIONS," p. 40, and the Underlying Funds' prospectuses.) In addition to the expenses listed above, premium taxes may be applicable.

  THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS PURELY HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. The figures and data for underlying fund annual expenses have been provided by the underlying funds and while PFL does not dispute these figures, PFL has not independently verified their accuracy.

  In these examples, the $35 Annual Service Charge is reflected as a charge of 0.0436% based on an estimated average Policy Value of $80,328. Normally, the $35 Service Charge would be waived if the Premium Payment(s) less partial withdrawals, or the Policy Value is at least $50,000. However, it was included in these examples for illustrative purposes.

     FAMILY INCOME PROTECTOR RIDER FEE. The risk assumed by PFL associated with the Family Income Protector prior to annuitization is that the annuity benefits payable under the Family Income Protector are greater than the annuity benefits that would have been payable had the Owner selected another annuity benefit permitted by the Policy. To compensate PFL for this risk, PFL charges an annual Family Income Protector rider fee. Prior to annuitization, the Family Income Protector rider fee is deducted from the Policy Value on each Policy Anniversary and upon the termination of the Family Income Protector. The amount of the Family Income Protector rider fee is equal to the rider fee percentage multiplied by the Minimum Annuitization Value on the previous Policy Anniversary. The rider fee percentage currently is 0.30%; PFL may, at its discretion, change this rider fee percentage in the future but it will never be greater than 0.50%, and once the Family Income Protector rider is added to your Policy, the rider fee percentage will not vary during the life of that Family Income Protector rider. The Family Income Protector rider fee is deducted from each investment option in proportion to the amount of Policy Value in each subaccount.

     The Family Income Protector rider fee for any given Policy Anniversary will be waived if the Policy Value on that Policy Anniversary exceeds the fee waiver threshold multiplied by the Minimum Annuitization Value. The fee waiver threshold is currently one and one-half times the Minimum Annuitization Value; PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the Minimum Annuitization Value, and once the Family Income Protector rider is added to your Policy, the fee waiver threshold will not vary during the life of that Family Income Protector rider. The Family Income Protector rider fee will not be deducted after annuitization.

     STABILIZED PAYMENT FEE. Upon annuitization under the Family Income Protector, a "stabilized payment" fee will be imposed to reflect PFL's additional risk from the guaranteed minimum stabilized payments. PFL bears substantial market risk in connection with the guaranteed minimum stabilized payments since PFL guarantees that the annuity payments will never be less than the initial payment regardless of the investment performance of the subaccounts you select. This market risk is in addition to the mortality and expense risk already borne by PFL. The stabilized payment fee is currently 1.25%; PFL may, at its discretion, change this stabilized payment fee in the future but it will never be greater than 2.25%, and once the Family Income Protector rider is added to your Policy, the stabilized payment fee will not vary during the life of that Family Income Protector rider. The stabilized payment fee is included in the "Mortality and Expense Risk Fee and Administration Charge after the Election Date" percentage set forth on page one of the Family Income Protector rider.

  TERMINATION. The Family Income Protector is irrevocable. You have the option not to use the Family Income Protector but there will be no refund of any fees paid for the Family Income Protector. The Family Income Protector will terminate upon the earliest of annuitization using either the Minimum Annuitization Value or Policy Value, upgrade of Minimum Annuitization Value to Policy Value, termination of the Policy, or 30 days after the Policy Anniversary after your 94th birthday (or earlier if the laws of your state require an earlier date). However, after an upgrade, a new Family Income Protector rider takes effect, and if annuity payments are begun using the Family Income Protector, then the benefits of guaranteed minimum stabilized payments (and the stabilized payment fee) remain in effect for the life of the Policy.

This filing incorporates by reference the Prospectus and Statement of Additional Information of the Pre-Effective Amendment No.3 filed on April 30, 1998

                                    PART C
                                    ------

                               OTHER INFORMATION

Item 28.  Financial Statements and Exhibits


(a)  Financial Statements:

           All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:
           (1)        Resolution of the Board of Directors of PFL Life Insurance
                      Company authorizing the establishment of the Target
                      Account. (Note 7)


           (2)        Rules and Regulations of the Target Account. (Note 10)


           (3)(a)     Custodian Agreement between the Target Account and Boston
                      Safe Deposit and Trust Company (Note 10)

           (3)(b)     Not Applicable.


           (4)(a)     Management Agreement between the Target Account and
                      Endeavor Investment Advisers. (Note 10)


           (4)(b)(1)  Investment Advisory Agreement between Endeavor Investment
                      Advisers and First Trust Advisers L.P. (DJIA Target
                      5)(Note 10)


           (4)(b)(2)  Investment Advisory Agreement between Endeavor Investment
                      Advisers and First Trust Advisers L.P. (DJIA Target
                      10)(Note 10)

           (5)(a)     Principal Underwriting Agreement by and between PFL Life
                      Insurance Company on its own behalf and on behalf of the Target Account, and AEGON USA Securities, Inc. (Note 2)

           (5)(a)(1)  Principal Underwriting Agreement by and between PFL Life
                      Insurance Company on its own behalf and on behalf of the Target Account, and AFSG Securities Corporation. (Note 8)


           (5)(a)(2) Termination of Principal Underwriting Agreement by and between AEGON USA Securities Inc., formerly known as MidAmerica Managers Corporation, and PFL Life Insurance
                      Company on its own behalf and on the behalf of PFL
                      Endeavor Variable Annuity Account. (Note. 10)

           (5)(b) Form of Broker-Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker-Dealer. (Note 8)

           (6)(a)     Form of Policy for the Endeavor Platinum Variable Annuity.
                      (Note 3)

           (6)(b)     Amended pages to Form of Policy for Endeavor Platinum
                      Variable Annuity. (Note 4)

           (6)(c)     Form of Policy Endorsement (Death Benefits). (Note 5)

           (6)(d)     Form of Policy for the Endeavor Platinum Variable Annuity.
                      (Note 6)

           (6)(e)     Form of Policy Endorsement (Nursing Care). (Note 6)


           (6)(f)     Form of Policy Endorsement (Nike Securities). (Note 8)

           (6)(g) Form of Policy for the PFL Endeavor Platinum Variable Annuity. (Note. 8)

           (6)(h)     Form of Policy Endorsement (GMIB). (Note 10)

           (7)(a) Form of Application for PFL Endeavor Platinum Variable Annuity. (Note 6)

           (7)(b) Form of Application for PFL Endeavor Platinum Variable Annuity. (Note. 8)

           (7)(c) Form of Application for PFL Endeavor Platinum Variable Annuity. (Note 10)

           (8)(a) Articles of Incorporation of PFL Life Insurance Company. (Note 8)

           (8)(b)     Bylaws of PFL Life Insurance Company. (Note 8)

           (9)        Not Applicable.

           (10)       Not Applicable.

           (11)(a)    Distribution Plan (Note 10).

           (11)(b) Administrative Services Agreement with First Data Investors Services Group (Note 10).

           (11)(c)    Brokerage Enhancement Plan. (Note 10)

           (11)(d) Sublicense Agreement between Dow Jones, First Trust Advisers L.P. and the Target Account. (Note 11)

           (11)(e)    Distribution Agreement (Note 10)

           (12)       Opinion and Consent of Counsel (Note 8).

           (13)(a)    Opinion and Consent of Actuary (Note 10).

           (13)(b)    Consent of Independent Auditors (Note 9).

           (14)       Not Applicable.

           (15)       Not Applicable.

           (16)       Not Applicable.

           (17)       Financial Data Schedules. (Note 11)

--------------------

Note 1. Filed with the initial filing of Form N-4 Registration Statement (File No. 33-33085) on January 23, 1990 and incorporated herein by reference.

Note 2. Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991 and incorporated herein by reference.

Note 3. Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-56908) on December 6, 1993, and filed herewith.

Note 4. Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-56908) on February 28, 1994, and filed herewith.

Note 5. Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-56908) on April 27, 1995 and incorporated herein by reference.

Note 6. Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-56908) on April 29, 1997 and incorporated herein by reference.

Note 7. Filed with the initial filing of Form N-3 Registration Statement (File No. 333-36297) on September 24, 1997.

Note 8. Filed with Pre-Effective Amendment No. 2 to Form N-3 Registration Statement (File No. 333-36297) on February 27, 1998.


Note 9. Filed with Pre Effective Amendment No. 3 to this Form N-3 Registration Statement (File No. 333-36297) on April 27, 1998.


Note 10.       Filed Herewith.

Note 11.       To be filed by future Amendment.


Item 29.  Directors and Officers of the Insurance Company

-------------------------------------------------------------------------------------------------------------------------
Name and Principal Business                    Positions and Offices with                    Positions and Offices with
Address                                        Insurance Company                             Registrant
-------                                        -----------------                             ----------
William L. Busler                              Director, Chairman of the Board and
4333 Edgewood Road N.E.                        President
Cedar Rapids, Iowa
52499-0001

-------------------------------------------------------------------------------------------------------------------------
Patrick S. Baird                               Director, Senior Vice President and Chief
4333 Edgewood Road N.E.                        Operating Officer
Cedar Rapids, Iowa
52499-0001

-------------------------------------------------------------------------------------------------------------------------
Craig D. Vermie                                Director, Vice President, Secretary and
4333 Edgewood Road N.E.                        General Counsel
Cedar Rapids, Iowa
52499-0001

-------------------------------------------------------------------------------------------------------------------------
Douglas C. Kolsrud                             Director, Senior Vice President, Chief Investment Officer and Corporate
4333 Edgewood Road N.E.                        Actuary
Cedar Rapids, Iowa
52499-0001

-------------------------------------------------------------------------------------------------------------------------
Larry N Norman                                 Director, and Executive Vice President
4333 Edgewood Road N.E.
Cedar Rapids, Iowa
52499-0001

-------------------------------------------------------------------------------------------------------------------------
Robert J. Kontz                                Vice President and Corporate Controller
4333 Edgewood Road N.E.
Cedar Rapids, Iowa
52499-0001

-------------------------------------------------------------------------------------------------------------------------
Brenda K. Clancy                               Vice President, Treasurer and Chief
4333 Edgewood Road N.E.                        Financial Officer
Cedar Rapids, Iowa
52499-0001
-------------------------------------------------------------------------------------------------------------------------

Item 30. Persons Controlled by or Under Common Control with the Insurance Company or Registrant




                                        Jurisdiction of       Percent of Voting
Name                                    Incorporation         Securities Owned                     Business
----                                    -------------         ----------------                     ---------
AEGON N.V.                              Netherlands           53.63% of Vereniging                 Holding company
                                        Corporation           AEGON Netherlands
                                                              Membership Association

Groninger Financieringen B.V.           Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON Netherland N.V.                   Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON Nevak Holding B.V.                Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON International N.V.                Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

Voting Trust                            Delaware                                                   Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                      Delaware              100% of Voting Trust                 Holding company
Corporation

Short Hills Management                  New Jersey            100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

CORPA Reinsurance                       New York              100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

AEGON Management                        Indiana               100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

RCC North America Inc.                  Delaware              100% of AEGON U.S.                   Holding company
                                                              Holding Corporation

AEGON USA, Inc.                         Iowa                  100% AEGON U.S.                      Holding company
                                                              Holding Corporation

AUSA Holding Company                    Maryland              100% AEGON USA, Inc.                 Holding company

Monumental General Insurance            Maryland              100% AUSA Holding Co.                Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.        Kansas                100% Monumental General              Sale/admin. of travel
                                                              Insurance Group, Inc.                insurance

Monumental General                      Maryland              100% Monumental General              Provides management srvcs.
Administrators, Inc.                                          Insurance Group, Inc.                to unaffiliated third party
                                                                                                   administrator

Executive Management and                Maryland              100% Monumental General              Provides actuarial consulting
Consultant Services, Inc.                                     Administrators, Inc.                 services

Monumental General Mass                 Maryland              100% Monumental General              Marketing arm for sale of
Marketing, Inc.                                               Insurance Group, Inc.                mass marketed insurance
                                                                                                   coverages

Diversified Investment                  Delaware              100% AUSA Holding Co.                Registered investment advisor
Advisors, Inc.

Diversified Investors Securities        Delaware              100% Diversified Investment          Broker-Dealer
Corp.                                                         Advisors, Inc.

AEGON USA Securities, Inc.              Iowa                  100% AUSA Holding Co.                Broker-Dealer

Supplemental Ins. Division, Inc.        Tennessee             100% AUSA Holding Co.                Insurance

Creditor Resources, Inc.                Michigan              100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources                  Canada                100% Creditor Resources, Inc.        Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                    Iowa                  100% AUSA Holding Co.                Investment advisor
Management, Inc.

AEGON USA Realty                        Iowa                  100% AUSA Holding Co.                Provides real estate
Advisors, Inc.                                                                                     administrative and real
                                                                                                   estate investment services

Quantra Corporation                     Delaware              100% AEGON USA Realty                Real estate and financial
                                                              Advisors, Inc.                       software production and sales

Quantra Software Corporation            Delaware              100% Quantra Corporation             Manufacture and sell
                                                                                                   mortgage loan and security
                                                                                                   management software

Landauer Realty Advisors, Inc.          Iowa                  100% AEGON USA Realty                Real estate counseling
                                                              Advisors, Inc.

Landauer Associates, Inc.               Delaware              100% AEGON USA Realty                Real estate counseling
                                                              Advisors, Inc.

Realty Information Systems, Inc.        Iowa                  100% AEGON USA Realty                Information Systems for
                                                              Advisors, Inc.                       real estate investment
                                                                                                   management

AEGON USA Realty                        Iowa                  100% AEGON USA                       Real estate management
Management, Inc                                               Realty Advisors, Inc.

USP Real Estate Investment Trust        Iowa                  21.89% First AUSA Life Ins. Co.      Real estate investment trust
                                                              13.11% PFL Life Ins. Co.
                                                              4.86% Bankers United Life
                                                              Assurance Co.

Cedar Income Fund, Ltd.                 Iowa                  16.73%  PFL Life Ins. Co.            Real estate investment trust
                                                              3.77%   Bankers United Life
                                                                      Assurance Company
                                                              3.38%   Life Investors Co. of
                                                                      America
                                                              1.97%   AEGON USA Realty Advisors,
                                                                      Inc.
                                                               .18%   First AUSA Life Ins. Co.

RCC Properties Limited                  Iowa                  AEGON USA Realty Advisors,           Limited Partnership
Partnership                                                   Inc. is General Partner and 5%
                                                              owner.

AUSA Financial Markets, Inc.            Iowa                  100% AUSA Holding Co.                Marketing

Endeavor Investment Advisors            California            49.9% AUSA Financial                 General Partnership
                                                              Markets, Inc.

Universal Benefits Corporation          Iowa                  100% AUSA Holding Co.                Third party administrator

Investors Warranty of                   Iowa                  100% AUSA Holding Co.                Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.        Iowa                  100% AUSA Holding Co.                Trust company

Money Services, Inc.                    Delaware              100% AUSA Holding Co.                Provides financial counseling
                                                                                                   for employees and agents of
                                                                                                   affiliated companies

Zahorik Company, Inc.                   California            100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                               Alabama               100% Zahorik Company, Inc.           Insurance agency

AEGON Asset Management                  Delaware              100% AUSA Holding Co.                Registered investment advisor
Services, Inc.

Intersecurities, Inc.                   Delaware              100% AUSA Holding Co.                Broker-Dealer

ISI Insurance Agency, Inc.              California            100% Intersecurities, Inc.           Insurance agency

ISI Insurance Agency                    Ohio                  100% ISI Insurance Agency, Inc.      Insurance agency
of Ohio, Inc.

ISI Insurance Agency                    Texas                 100% ISI Insurance Agency, Inc.      Insurance agency
of Texas, Inc.

ISI Insurance Agency                    Massachusetts         100% ISI Insurance Agency Inc.       Insurance Agency
of Massachusetts, Inc.

Associated Mariner Financial            Michigan              100% Intersecurities, Inc.           Holding co./management
Group, Inc.                                                                                        services

Mariner Financial Services, Inc.        Michigan              100% Associated Mariner              Broker/Dealer
                                                              Financial Group, Inc.

Mariner Planning Corporation            Michigan              100% Mariner Financial               Financial planning
                                                              Services, Inc.

Associated Mariner Agency, Inc.         Michigan              100% Associated Mariner              Insurance agency
                                                              Financial Group, Inc.

Associated Mariner Agency               Hawaii                100% Associated Mariner              Insurance agency
of Hawaii, Inc.                                               Agency, Inc.

Associated Mariner Ins. Agency          Massachusetts         100% Associated Mariner              Insurance agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency               Ohio                  100% Associated Mariner              Insurance agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency               Texas                 100% Associated Mariner              Insurance agency
Texas, Inc.                                                   Agency, Inc.

Associated Mariner Agency               New Mexico            100% Associated Mariner              Insurance agency
New Mexico, Inc.                                              Agency, Inc.

Mariner Mortgage Corp.                  Michigan              100% Associated Mariner              Mortgage origination
                                                              Financial Group, Inc.

Idex Investor Services, Inc.            Florida               100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                   Delaware              50% AUSA Holding Co.                 Investment advisor
                                                              50% Janus Capital Corp.

IDEX II Series Fund                     Massachusetts         Various                              Mutual fund


First AUSA Life Insurance               Maryland              100% AEGON USA, Inc.                 Insurance holding company
Company

AUSA Life Insurance                     New York              100% First AUSA Life                 Insurance
Company, Inc.                                                 Insurance Company

Life Investors Insurance                Iowa                  100% First AUSA Life Ins. Co.        Insurance
Company of America

Bankers United Life                     Iowa                  100% Life Investors Ins.             Insurance
Assurance Company                                             Company of America

Life Investors Agency                   Iowa                  100% Life Investors Ins.             Marketing
Group, Inc.                                                   Company of America

PFL Life Insurance Company              Iowa                  100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services                Minnesota             100% PFL Life Insurance Co.          Marketing
Group, Inc.

AEGON Assignment Corporation            Kentucky              100% AEGON Financial                 Administrator of structured
                                                              Services Group, Inc.                 settlements

Southwest Equity Life Ins. Co.          Arizona               100% of Common Voting Stock          Insurance
                                                              First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.        Arizona               100% of Common Voting Stock          Insurance
                                                              First AUSA Life Ins. Co.

Western Reserve Life Assurance          Ohio                  100% First AUSA Life Ins. Co.        Insurance
Co. of Ohio

WRL Series Fund, Inc.                   Maryland              Various                              Mutual fund

WRL Investment Services, Inc.           Florida               100% Western Reserve Life            Provides administration for
                                                              Assurance Co. of Ohio                affiliated mutual fund

WRL Investment                          Florida               100% Western Reserve Life            Registered investment advisor
Management, Inc.                                              Assurance Co. of Ohio

Monumental Life Insurance Co.           Maryland              100% First AUSA Life Ins. Co.        Insurance

AEGON Special Markets                   Maryland              100% Monumental Life Ins. Co.        Marketing
Group, Inc.

Monumental General Casualty Co.         Maryland              100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.         Maryland              100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.         Arizona               100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation              Maryland              100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                     Iowa                  100% First AUSA Life                 Holding company
                                                              Insurance Company

Commonwealth General                    Delaware              100% AEGON USA                       Holding company
Corporation ("CGC")

PB Series Trust                         Massachusetts         N/A                                  Mutual fund

Monumental Agency Group, Inc.           Kentucky              100%  CGC                            Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                     Delaware              100% CGC                             TPA for Peoples Security Life
                                                                                                   Insurance Company

Durco Agency, Inc.                      Virginia              100% Benefit Plans, Inc.             General agent

Commonwealth General.                   Kentucky              100% CGC                             Administrator of structured
Assignment Corporation                                                                             settlements

Providian Financial Services, Inc.      Pennsylvania          100% CGC                             Financial services

AFSG Securities Corporation             Pennsylvania          100% CGC                             Broker-Dealer

PB Investment Advisors, Inc.            Delaware              100% CGC                             Registered investment advisor

Diversified Financial Products Inc.     Delaware              100% CGC                             Provider of investment,
                                                                                                   marketing and admin.
                                                                                                   services to ins. cos.

AEGON USA Real Estate                   Delaware              100% Diversified Financial           Real estate and mortgage
Services, Inc.                                                Products Inc.                        holding company

Capital Real Estate                     Delaware              100% CGC                             Furniture and equipment lessor
Development Corporation

Capital General Development             Delaware              100% CGC                             Holding company
Corporation

Commonwealth Life                       Kentucky              100% Capital General                 Insurance company
Insurance Company                                             Development Corporation

Agency Holding I, Inc.                  Delaware              100%Commonwealth Life                Investment subsidiary
                                                              Insurance Company

Agency Investments I, Inc.              Delaware              100% Agency Holding I, Inc.          Investment subsidiary

Peoples Security Life                   North Carolina        100% Capital General                 Insurance company
Insurance Company                                             Development Corporation

Ammest Realty Corporation               Texas                 100% Peoples Security Life           Special purpose subsidiary
                                                              Insurance Company

Agency Holding II, Inc.                 Delaware              100% Peoples Security Life           Investment subsidiary
                                                              Insurance Company

Agency Investments II, Inc.             Delaware              100% Agency Holding II, Inc.         Investment subsidiary

Agency Holding III, Inc.                Delaware              100% Peoples Security Life           Investment subsidiary
                                                              Insurance Company

Agency Investments III, Inc.            Delaware              100% Agency Holding III, Inc.        Investment subsidiary

JMH Operating Company, Inc.             Mississippi           100% Peoples Security Life           Real estate holdings
                                                              Insurance Company

Capital Security Life Ins. Co.          North Carolina        100% Capital General                 Insurance company
                                                              Development Corporation

Independence Automobile                 Florida               100% Capital Security                Automobile Club
Association, Inc.                                             Life Insurance Company

Independence Automobile                 Georgia               100% Capital Security                Automobile Club
Club, Inc.                                                    Life Insurance Company

Capital 200 Block Corporation           Delaware              100% CGC                             Real estate holdings

Capital Broadway Corporation            Kentucky              100% CGC                             Real estate holdings

Southlife, Inc.                         Tennessee             100% CGC                             Investment subsidiary

Ampac Insurance Agency, Inc.            Pennsylvania          100% CGC                             Provider of management
(EIN 23-1720755)                                                                                   support services

National Home Life Corporation          Pennsylvania          100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Compass Rose Development                Pennsylvania          100% Ampac Insurance                 Special-purpose subsidiary
Corporation                                                   Agency, Inc.

Association Consultants, Inc.           Illinois              100% Ampac Insurance                 TPA license-holder
                                                              Agency, Inc.

Valley Forge Associates, Inc.           Pennsylvania          100% Ampac Insurance                 Furniture & equipment lessor
                                                              Agency, Inc.

Veterans Benefits Plans, Inc.           Pennsylvania          100% Ampac Insurance                 Administrator of group
                                                              Agency, Inc.                         insurance programs

Veterans Insurance Services, Inc.       Delaware              100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Financial Planning Services, Inc.       Dist. Columbia        100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Providian Auto and Home                 Missouri              100% CGC                             Insurance company
Insurance Company

Academy Insurance Group, Inc.           Delaware              100% CGC                             Holding company

Academy Life Insurance Co.              Missouri              100% Academy Insurance               Insurance company
                                                              Group, Inc.

Pension Life Insurance                  New Jersey            100% Academy Insurance               Insurance company
Company of America                                            Group, Inc.

Academy Services, Inc.                  Delaware              100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ammest Development Corp. Inc.           Kansas                100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ammest Insurance Agency, Inc.           California            100% Academy Insurance               General agent
                                                              Group, Inc.

Ammest Massachusetts                    Massachusetts         100% Academy Insurance               Special-purpose subsidiary
Insurance Agency, Inc.                                        Group, Inc.

Ammest Realty, Inc.                     Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ampac,  Inc.                            Texas                 100% Academy Insurance               Managing general agent
                                                              Group, Inc.

Ampac Insurance Agency, Inc.            Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
(EIN 23-2364438)                                              Group, Inc.

Data/Mark Services, Inc.                Delaware              100% Academy Insurance               Provider of mgmt. services
                                                              Group, Inc.

Force Financial Group, Inc.             Delaware              100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Force Financial Services, Inc.          Massachusetts         100% Force Fin. Group, Inc.          Special-purpose subsidiary

Military Associates, Inc.               Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

NCOA Motor Club, Inc.                   Georgia               100% Academy Insurance               Automobile club
                                                              Group, Inc.

NCOAA Management Company                Texas                 100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Unicom Administrative                   Pennsylvania          100% Academy Insurance               Provider of admin. services
Services, Inc.                                                Group, Inc.

Unicom Administrative                   Germany               100% Unicom Administrative           Provider of admin. services
Services, GmbH                                                Services, Inc.

Providian Property and Casualty         Kentucky              100% Providian Auto and              Insurance company
Insurance Company                                             Home Insurance Company

Providian Fire Insurance Co.            Kentucky              100% Providian Property              Insurance company
                                                              and Casualty Insurance Co.

Capital Liberty, L.P.                   Delaware              79.2% Commonwealth Life              Holding Company
                                                              Insurance Company
                                                              19.8% Peoples Security Life
                                                              Insurance Company
                                                              1% CGC

Commonwealth General LLC                Turks &               100% CGC                             Special-purpose subsidiary
                                        Caicos Islands

Providian Life and Health               Missouri              3.7% CGC                             Insurance company
Insurance Company                                             15.3% Peoples Security Life
                                                              Insurance Company
                                                              20% Capital Liberty, L.P.
                                                              61% Commonwealth Life
                                                              Insurance Company

Veterans Life Insurance Co.             Illinois              100% Providian Life and              Insurance company
                                                              Health Insurance Company

Peoples Benefit Services, Inc.          Pennsylvania          100% Veterans Life Ins. Co.          Special-purpose subsidiary

First Providian Life and                New York              100% Veterans Life Ins. Co.          Insurance Company
Health Insurance Company


Item 31.  Number of Contract Owners

           As of December 31, 1997, there were 0 Owners of the Policies.

Item 32.  Indemnification

          The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                          --- ----
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 33.  Business and Other Connections of Investment Adviser

          Manager - Endeavor Investment Advisers

          The Manager is a registered investment adviser providing investment management and administrative services to the Registrant.

          The list required by this Item 33 of partners, officers and directors of the Manager together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule B and D of Form ADV filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC No. 801-41827).

           Advisers - First Trust Advisers L.P.

The list required by Item 33 of partners, officers and directors of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule B and D of Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC No. 801-39950).

Item 34.  Principal Underwriters

                     AFSG Securities Corporation
                     4333 Edgewood Road N.E.
                     Cedar Rapids, IA 52499-0001


The directors and officers of AFSG Securities Corporation are as follows:

Larry N. Norman                              Sarah J. Strange
Director and President                       Director and Vice President

Harvey E. Willis                             Brenda K. Clancy
Vice President and Secretary                 Vice President

Lisa Wachendorf                              Michael G. Ayers
Compliance Officer                           Treasurer/Controller

Debra C. Cubero                              Colleen S. Lyons
Vice President                               Assistant Secretary

Gregory J. Garvin                            John F. Reesor
Vice President                               Assistant Secretary

Michael F. Lane
Vice President

Anne Spaes
Vice President

The principal business address of each person listed is ASFG Securities Corporation, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001.

          AFSG Securities Corporation also serves as the principal underwriter for the PFL Endeavor VA Separate Account, the PFL Lite Variable Annuity Account A, the PFL Retirement Builder Variable Annuity Account, and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc., life insurance company affiliates of AFSG Securities Corporation.

          Commissions and Other Compensation Received by Principal Underwriter. AEGON USA Securities, Inc., the former broker /dealer, and/or the broker-dealers received $0 from the Registrant during the last fiscal year for its services in distributing the Policies. No other commission or compensation was received by he principal underwriter, directly or indirectly, from the Registrant for distributing the Policies during the fiscal year.

Item 35.  Location of Accounts and Records

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 36.  Management Services

          All management Contracts are discussed in Part A or Part B.

Item 37.  Undertakings

          (a) Registrant undertakes to file a post-effective amendment, using financial statements of the Registrant which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act registration statement.

          (b) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

          (c) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
(ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

          (d) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

          (e) PFL Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.

Section 403 (b) Representations
-------------------------------

          PFL represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the PFL Endeavor Target Account has caused this Registration Statement to be signed on its behalf in the City of Corona Del Mar and State of California on this 26th day of August, 1998.


                              PFL ENDEAVOR TARGET ACCOUNT

                              By:___________________________*
                                   Vincent J. McGuinness, Jr.
                                   President


                              PFL LIFE INSURANCE COMPANY

                              By:___________________________ *
                                   William L. Busler
                                   President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


     SIGNATURE                     TITLE                       DATE
     ---------                     -----                       ----

________________________*          Manager                     ________, 1998
Vincent J. McGuinness


________________________*          Manager                     ________, 1998
Timothy A. Devine


________________________*          Manager                     ________, 1998
Thomas J. Hawekotte


________________________*          Manager                     ________, 1998
Steven L. Klosterman


________________________*          Manager                     ________, 1998
Halbert D. Linquist


________________________*          Manager                     ________, 1998
R. Daniel Olmstead, Jr.


________________________*          Chief Financial Officer     ________, 1998
Michael J. Roland                  and Treasurer

__________________________ *      Manager               _______________, 1998
Vincent J. McGuinness, Jr.


__________________________ *      Manager               _______________, 1998
Keith H. Wood


__________________________ *      Manager               _______________, 1998
William L. Busler


/s/ Robert Hickey                 Power of Attorney     August 26      , 1998
--------------------------                              ---------------
Robert Hickey



*   By Robert Hickey, Attorney-In-Fact.

                                                                REGISTRATION NO.
                                                                       333-36297



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                                 -------------

                                   EXHIBITS

                                      TO

                                   FORM N-3

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                          PFL ENDEAVOR TARGET ACCOUNT

                                 -------------

                                 EXHIBIT INDEX

Exhibit No.    Description of Exhibit                              Page No.*
-----------    ----------------------                              ---------

(2)            Rules and Regulations of the Target Account.

(3)(a) Custodian Agreement between the Target Account and Boston Safe Deposit and Trust Company.

(4)(a) Management Agreement between the Target Account and Endeavor Investment Advisers

(4)(b)(1)      Investment Advisory Agreement between Endeavor
               Investment Advisers and First Trust Advisers
               L.P. (The Dow Target 5)

(4)(b)(2)      Investment Advisory Agreement between Endeavor
               Investment Advisers and First Trust Advisers L.P.
               (The Dow Target 10)

(5)(a)(2) Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account.

(6)(h)         Form of Policy Endorsement (GMIB).

(7)(c)         Form of Application for PFL Endeavor Platinum
               Variable Annuity.

(11)(a)        Distribution Plan

(11)(b)        Administrative Services Agreement with First Data
               Investors Services Group

(11)(c)        Brokerage Enhancement Plan

(11)(e)        Distribution Agreement

(13)(a)        Opinion and Consent of Actuary


* Page numbers included only in manually executed original, in compliance with Rule 403(d).